Note 15 - Subsequent Events (Details) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 15, 2015	Feb. 28, 2015
Proceeds from (Payments for) Other Financing Activities		$ 670,000
FinancingRelatedTransaction1Member
Proceeds from (Payments for) Other Financing Activities	$ 190,000
FinancingRelatedTransaction2Member
Proceeds from (Payments for) Other Financing Activities	18,000
FinancingRelatedTransaction3Member
Proceeds from (Payments for) Other Financing Activities	500,000
FinancingRelatedTransaction4Member
Proceeds from (Payments for) Other Financing Activities	190,000
FinancingRelatedTransaction5Member
Proceeds from (Payments for) Other Financing Activities	$ 71,000